SUBSEQUENT EVENTS (Details)									3 Months Ended	6 Months Ended
	Apr. 12, 2017 USD ($) km²	Mar. 30, 2017 USD ($)	Mar. 01, 2017 USD ($)	Feb. 27, 2017	Feb. 02, 2017 shares	Jan. 24, 2017 USD ($)	Jan. 11, 2017 USD ($)	Aug. 19, 2016 USD ($) km²	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 USD ($) plaintiff shares	Jun. 30, 2016	Dec. 31, 2012	Dec. 30, 2012	Mar. 25, 2010 mi²	Mar. 25, 2010 km²
Settlement of Iroquois Lawsuit
SUBSEQUENT EVENTS
Number of plaintiffs which filed lawsuit | plaintiff										5
Number of shares will issue to the plaintiffs | shares									600,000	600,000
Settlements in cash payable									$ 1,350,000	$ 1,350,000
Subsequent Event
SUBSEQUENT EVENTS
Period to correct delinquency				30 days
Subsequent Event | Settlement of Iroquois Lawsuit
SUBSEQUENT EVENTS
Cash payment of settlements							$ 1,350,000
Number of shares issued to plaintiffs | shares					600,000
Guinea concession
SUBSEQUENT EVENTS
Mutually acceptable security								$ 5,000,000	$ 5,000,000
Ownership interest (as a percent)								100.00%	100.00%	100.00%	37.00%	37.00%	77.00%
Contract area retained (in square kilometers/square miles)								5,000						9,650	25,000
Amount receivable, if extension well not drilled								$ 46,000,000
Guinea concession | Subsequent Event
SUBSEQUENT EVENTS
Mutually acceptable security			$ 5,000,000			$ 5,000,000		$ 5,000,000
Ownership interest (as a percent)								100.00%
Contract area retained (in square kilometers/square miles) | km²								5,000
Amount receivable, if extension well not drilled						$ 46,000,000		$ 46,000,000
Guinea concession | Subsequent Event | Farm-out Agreement
SUBSEQUENT EVENTS
Mutually acceptable security	$ 5,000,000
Contract area retained (in square kilometers/square miles) | km²	5,000
Maximum days for security instrument to put in place	30 days
Guinea concession | Subsequent Event | SAPETERO | Farm-out Agreement
SUBSEQUENT EVENTS
Ownership interest sold (as a percent)		50.00%
Ownership interest (as a percent)	2.00%
Sufficient financing for the Obligation Well Cost	$ 15,000,000
Threshold amount for additional assigned 2% participating interest	$ 1,000,000
Guinea concession | Subsequent Event | SAPETERO | Farm-out Agreement | Minimum
SUBSEQUENT EVENTS
Estimated total drilling preparation cost		$ 8,000,000
Guinea concession | Subsequent Event | SAPETERO | Farm-out Agreement | Maximum
SUBSEQUENT EVENTS
Estimated total drilling preparation cost		$ 10,000,000